Employee Benefit Obligations - Summary of Changes in Fair Value of Benefit Plan Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Abstract]
Beginning balance	$ (2,919,501)	$ (751,669)
Interest income	(251,095)	(190,283)
Return on plan assets, excluding interest	(268,916)	(121,042)
Foreign currency translation differences	112,309	132,549
Employer contributions	(121,088)	(94,629)
Benefits paid	359,724	259,822
Benefits	2,295	(1,781)
Defined benefit plan obligations from business combinations		(2,152,468)
Ending balance	$ (3,090,862)	$ (2,919,501)